Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2025	Mar. 31, 2025
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 3,211,259	¥ 3,041,160
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,809,345	2,673,102
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	353,515	318,749
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	17,118	14,584
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	30,430	33,847
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	851	878
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	17,124	15,891
Fair value of derivative payables	[2]	17,321	16,267
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	12,108	10,830
Fair value of derivative payables	[2]	12,227	10,910
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	4,559	4,534
Fair value of derivative payables	[2]	4,310	4,813
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	192	261
Fair value of derivative payables	[2]	556	313
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	238	245
Fair value of derivative payables	[2]	196	210
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	28	21
Fair value of derivative payables	[2]	¥ 33	¥ 21

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.